SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Revenues by Service Categories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from operations:
Revenues	$ 26,225	$ 24,776	$ 24,328
Air Travel Media Network
Revenues from operations:
Revenues	25,954	22,212	18,702
Gas Station Media Network
Revenues from operations:
Revenues		413	4,093
Other Media
Revenues from operations:
Revenues	$ 271	$ 2,151	$ 1,533